UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 16.9%
CHEMICALS - 0.6%
2,978,959	Vertellus Specialties, Inc. Term Loan B 10.50%, 10/31/2019	2,636,378

ENERGY - 0.2%
459,930	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	395,540
1,529,000	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	434,488

		830,028

GAMING & LEISURE - 1.0%
3,883,480	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (c)	77,670
8,322,966	First Lien Tranche B Term Loan (c)	166,459
8,604,815	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)(e)	4,120,846

		4,364,975

HOUSING - 0.0%
2,221,161	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(e)	—

INFORMATION TECHNOLOGY - 1.0%
4,982,000	Scientific Games International, Inc. Term Loan B-2 10.00%, 12/01/2022 (f)	4,371,705

MEDIA & TELECOMMUNICATIONS - 0.0%
2,578,841	Endurance Business Media, Inc. Term Loan (c)(e)	—

SERVICE - 1.9%
14,715,754	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	8,088,147

TELECOMMUNICATIONS - 3.2%
13,549,570	TerreStar Corp. Term Loan A 5.50%, 02/27/2020 (e)	13,495,372

UTILITY - 9.0%
8,759,095	Entegra TC LLC Third Lien Term Loan 9.25%, 10/02/2020	8,649,607
60,329,417	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 10/10/2017 (b)	23,249,750
17,000,000	Non-Extended Term Loan 4.70%, 10/10/2016	6,393,615

		38,292,972

	Total U.S. Senior Loans (Cost $117,376,566)	72,079,577

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 0.3%
MARSHALL ISLANDS - 0.2%
1,504,646	Drillships Financing Holding, Inc. Tranche Term Loan B-1 6.00%, 03/31/2021	898,395

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

UNITED KINGDOM - 0.1%
986,568	Henson No. 4, Ltd. (c)(e)	130,689
998,204	Henson No. 4, Ltd. (c)(e)	131,999

	Total Foreign Denominated or Domiciled Senior Loans (Cost $2,955,949)	1,161,083

Principal Amount ($)
Asset-Backed Securities (g)(h) - 16.7%
10,000,000	Acis CLO, Ltd. Series 2014-3A, Class E 5.05%, 02/01/2026	8,064,000
2,000,000	Series 2013-2A, Class E 5.22%, 10/14/2022	1,912,333
14,000,000	Series 2013-1A, Class SUB 5.83%, 04/18/2024	6,790,000
4,500,000	Series 2013-1A, Class E 5.89%, 04/18/2024	3,992,625
5,000,000	Series 2014-3A, Class F 5.90%, 02/01/2026	3,731,250
9,142,000	Series 2013-1A, Class F 6.79%, 04/18/2024	7,477,242
2,250,000	ALM VII, Ltd. Series 2013-7R2A, Class SUB 0.00%, 04/24/2024	1,653,750
1,000,000	Apidos CLO Series 2013-12A, Class F 5.19%, 04/15/2025	796,200
1,925,000	Betony CLO, Ltd. Series 2015-1A, Class SUB 0.00%, 04/15/2027	1,395,625
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.04%, 04/13/2025	1,636,580
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.89%, 10/17/2026	780,000
3,375,116	Eastland CLO, Ltd. Series 2007-1A, Class D 3.90%, 05/01/2022	3,063,508
1,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.14%, 01/16/2026	790,000
2,915,407	Grayson CLO, Ltd. Series 2006-1A, Class D 3.90%, 11/01/2021	2,597,919
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.34%, 04/15/2025	659,260
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.45%, 11/18/2026	2,520,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.06%, 11/12/2019	2,105,847
753,309	Highland Loan Funding V, Ltd. 2.76%, 08/01/2016	489,651
13,375,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 0.73%, 11/25/2051	9,228,750
2,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.03%, 05/20/2027	1,690,000
2,000,000	Lenox CDO, Ltd. Series 2005-1A, Class A1S 1.21%, 11/14/2043	1,800,000
2,752,426	Rockwall CDO II, Ltd. Series 2007-1A, Class B2L 4.55%, 08/01/2024	2,400,804

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016	386,250
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.79%, 07/24/2024	1,606,500
3,980,138	Westchester CLO, Ltd. Series 2007-1A, Class E 4.60%, 08/01/2022	3,643,658

	Total Asset-Backed Securities (Cost $74,520,170)	71,211,752

Corporate Bonds & Notes - 9.6%
ENERGY - 0.8%
877,000	American Energy-Permian Basin LLC 7.13%, 11/01/2020(f)(h)	517,430
307,681	7.38%, 11/01/2021(f)(h)	179,993
4,062,000	Arch Coal, Inc. 7.00%, 06/15/2019 (f)	324,960
3,363,000	Linn Energy LLC 6.25%, 11/01/2019	874,380
2,493,000	Penn Virginia Corp. 8.50%, 05/01/2020 (f)	657,529
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (f)	925,000

		3,479,292

INFORMATION TECHNOLOGY - 2.6%
23,971,250	Avaya, Inc. 10.50%, 03/01/2021 (f)(h)	11,146,631

TELECOMMUNICATIONS - 0.2%
2,020,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021 (f)	847,138

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (c)	154,688
3,933,000	DPH Holdings Corp. (c)	162,236
8,334,000	DPH Holdings Corp. (c)	343,777

		660,701

UTILITY - 5.9%
8,622,712	Entegra TC LLC, PIK 10.00%, 10/03/2017 (f)(h)	8,816,723
21,239,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(h)	11,913,805
5,000,000	Texas Competitive Electric Holdings Co. LLC (c)(f)(h)	1,950,000
24,000,000	Texas Competitive Electric Holdings Co. LLC (c)(f)	2,460,000

		25,140,528

	Total Corporate Bonds & Notes (Cost $78,351,507)	41,274,290

Principal Amount
Foreign Corporate Bonds & Notes - 1.0%
CANADA - 0.9%
USD
5,069,000	Tervita Corp. 8.00%, 11/15/2018 (f)(h)	3,827,095

NETHERLANDS - 0.1%
USD
64,515,064	Celtic Pharma Phinco BV (c)	645,151
28,665,284	Celtic Pharma Phinco BV (c)(e)	—

		645,151

	Total Foreign Corporate Bonds & Notes (Cost $67,323,526)	4,472,246

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

Principal Amount ($)
Sovereign Bonds (c)(f) - 9.2%
10,000,000	Argentine Republic Government International Bond	5,805,000
22,017,585	Argentine Republic Government International Bond	22,266,871
4,128,293	Argentine Republic Government International Bond	4,175,034
7,010,200	Argentine Republic Government International Bond	6,975,149
20	Argentine Republic Government International Bond	20

	Total Sovereign Bonds (Cost $40,133,957)	39,222,074

Shares
Common Stocks - 81.3%
BROADCASTING - 0.0%
2,317,006	Communications Corp. of America (e)(i)(j)	2

CONSUMER DISCRETIONARY - 3.4%
55,125	American Airlines Group, Inc. (k)	2,140,504
24,950	Apollo Group, Inc., Class A (i)(k)	275,947
982,727	K12, Inc. (i)(k)	12,225,124

		14,641,575

ENERGY - 1.1%
161,280	Atlantic Power Corp. (f)	299,981
3,360	California Resources Corp. (k)	8,736
2,060,928	Ocean Rig UDW, Inc. (f)(k)	4,389,776

		4,698,493

FINANCIAL - 6.7%
1,000,000	Adelphia Recovery Trust (i)	2,500
46,601	American Banknote Corp. (e)	221,821
1,098,185	Fortress Investment Group LLC, Class A (f)(k)	6,094,927
83,904	MPM Holdings, Inc. (i)	1,908,816
12,819,115	Specialty Finance, Inc. (e)(i)(l)	12,362,754
1,175,233	SWS Group, Inc. (e)(f)(i)(k)	8,120,860

		28,711,678

GAMING & LEISURE - 0.0%
14	LLV Holdco LLC - Litigation Trust Units (e)	—
26,712	LLV Holdco LLC - Series A, Membership Interest (e)	—
144	LLV Holdco LLC - Series B, Membership Interest (e)	—

		—

HEALTHCARE - 0.4%
24,000,000	Genesys Ventures IA, LP (e)	1,569,600

HOUSING - 0.3%
368,150	CCD Equity Partners LLC (e)	1,214,895

INDUSTRIALS - 0.4%
6,241,435	DryShips, Inc. (f)(i)(k)	1,053,554
18,550	JetBlue Airways Corp. (i)(k)	478,034

		1,531,588

INFORMATION TECHNOLOGY - 2.6%
833	CDK Global, Inc. (k)	39,801
563,485	Corning, Inc. (f)(k)	9,646,863
1	Magnachip Semiconductor Corp. (i)	7
4,897	Microsoft Corp. (k)	216,741
27,450	NetApp, Inc. (k)	812,520
11,600	Teradata Corp. (f)(i)(k)	335,936

		11,051,868

MEDIA & TELECOMMUNICATIONS - 18.5%
6,480	Endurance Business Media, Inc., Class A (e)(i)	—
18,000	Gray Television, Inc., Class A (f)(i)	208,800

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

49,784	Loral Space & Communications, Inc. (f)(i)	2,343,831
3,160,625	Media General, Inc. (i)(k)	44,217,144
308,875	Metro-Goldwyn-Mayer, Inc., Class A (i)(m)	23,880,053
372,971	MPM Holdings, Inc. (i)(k)	8,485,090
645	Time, Inc. (k)	12,287

		79,147,205

REAL ESTATE - 0.0%
417,307	Allenby (e)(n)	—
4,739,161	Claymore (e)(n)	5

		5

REAL ESTATE INVESTMENT TRUST - 33.2%
25,096,927	Freedom, REIT (e)(n)	67,510,733
30,000	Landmark Apartment Trust, Inc., REIT (e)	175,500
5,983,095	Nexpoint Real Estate Capital, REIT (e)(n)	69,488,867
537,527	Spirit Realty Capital, Inc., REIT (f)(k)	4,912,997

		142,088,097

TELECOMMUNICATIONS - 7.8%
110,872	TerreStar Corp. (e)(i)(m)	33,585,346

UTILITY - 6.5%
26,220	Entegra TC LLC, Class A (i)	7,407,150
1,272,973	Entegra TC LLC, Class B (i)	4,455
1,365,663	NRG Energy, Inc. (k)	20,280,096

		27,691,701

WIRELESS COMMUNICATIONS - 0.4%
2,260,529	Pendrell Corp. (f)(i)	1,627,581

	Total Common Stocks (Cost $508,449,956)	347,559,634

Preferred Stocks (h) – 32.2%
FINANCIAL - 32.2%
14,500	Aberdeen Loan Funding, Ltd.	5,872,500
1,200	Brentwood CLO, Ltd.	588,000
13,800	Brentwood CLO, Ltd.	6,762,000
34,500	Eastland CLO, Ltd.	17,244,825
5,000	Eastland Investors Corp.	2,499,250
7,750	Gleneagles CLO, Ltd.	2,063,437
62,600	Grayson CLO, Ltd., Series II	28,170,000
1,500	Grayson Investors Corp.	675,000
39,000	Greenbriar CLO, Ltd.	21,450,000
3,750	Greenbriar CLO, Ltd.	2,062,500
2,500	Liberty CLO, Ltd.	863,500
8,500	Red River CLO, Ltd., Series PS-2	2,040,000
10,500	Rockwall CDO, Ltd.	7,247,100
6,000	Southfork CLO, Ltd.	2,829,000
41,500	Stratford CLO, Ltd.	22,410,000
29,007	Westchester CLO, Ltd.	14,793,570

		137,570,682

	Total Preferred Stocks (Cost $169,308,711)	137,570,682

Exchange-Traded Funds (i)(k) - 1.7%
23,400	Direxion Daily Gold Miners Bull 3x Shares, ETF	67,626
77,076	ProShares Ultra Silver, ETF (f)	2,353,131
121,455	ProShares UltraShort Nasdaq Biotechnology, ETF	4,682,090

	Total Exchange-Traded Funds (Cost $13,301,185)	7,102,847

Units
Warrants (e)(i) - 0.0%
GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $0)	—

Contracts
Purchased Call Options (o) - 1.2%
9,000	Anadarko Petroleum Corp., Strike price $72.50, expires 01/15/2016	1,224,000
4,000	Anadarko Petroleum Corp., Strike price $80.00, expires 01/15/2016	200,000
7,900	Salesforce.com, Inc., Strike price $72.50, expires 03/18/2016	3,871,000

	Total Purchased Call Options (Cost $20,111,061)	5,295,000

Total Investments - 170.1% (Cost $1,091,832,588)		726,949,185

Securities Sold Short - (5.2)%

Shares
Common Stocks (p) - (5.2)%
ENERGY - (0.4)%
31,350	Cheniere Energy, Inc.	(1,514,205)
8,451	Seventy Seven Energy, Inc.	(11,662)
		(1,525,867)

HEALTHCARE - (2.6)%
13,025	Alexion Pharmaceuticals, Inc.	(2,036,980)
236,200	Myriad Genetics, Inc.	(8,852,776)

		(10,889,756)

INFORMATION TECHNOLOGY - (2.2)%
114,750	Zillow Group, Inc., Class A	(3,296,768)
229,500	Zillow Group, Inc., Class C	(6,196,500)

		(9,493,268)

	Total Common Stocks (Proceeds $26,376,269)	(21,908,891)

	Total Securities Sold Short (Proceeds $26,376,269)	(21,908,891)

Other Assets & Liabilities, Net - (64.9)%		(277,587,571)

Net Assets - 100.0%		427,452,723

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Fixed rate senior loan.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $212,129,289, or 49.6% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2015.
(f)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $102,495,454.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2015.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $247,134,111 or 57.8% of net assets.
(i)	Non-income producing security.
(j)	Shares are held in an escrow account.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	NexPoint Credit Strategies Fund

(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $115,095,423.
(l)	This investment is made up of the fair value of ten life settlement contracts.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(n)	Affiliated issuer. Assets with a total aggregate market value of $136,999,605, or 32.1% of net assets, were affiliated with the Fund as of September 30, 2015.
(o)	Options are shown at market value.
(p)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

Written options contracts outstanding as of September 30, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN PUT OPTIONS:
Anadarko Petroleum Corp.	$80.00	January 2016	4,000	$2,529,793	$(8,200,000)
Salesforce.com, Inc.	72.50	March 2016	7,900	5,981,827	(6,517,500)

Total Written Options Contracts				$8,511,620	$(14,717,500)

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Service	0.9%
Energy	0.2%
Healthcare	0.1%
Retail	0.1%

Total	1.3%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

September 30, 2015	NexPoint Credit Strategies Fund

Valuation of Investments

In computing the NexPoint Credit Strategies Fund’s (the “Fund”) net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automated Quotation, or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2015	NexPoint Credit Strategies Fund

are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As September 30, 2015, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2015	NexPoint Credit Strategies Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2015 is as follows:

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans
Chemicals	$2,636,378	$—	$2,636,378		$—
Energy	830,028	—	830,028		—
Gaming & Leisure	4,364,975	—	244,129		4,120,846
Housing	—	—	—		—	(2)
Information Technology	4,371,705	—	4,371,705		—
Media & Telecommunications	—	—	—		—	(2)
Service	8,088,147	—	8,088,147		—
Telecommunications	13,495,372	—	—		13,495,372
Utility	38,292,972	—	38,292,972		—
Foreign Denominated or Domiciled Senior Loans	1,161,083	—	898,395		262,688
Asset-Backed Securities	71,211,752	—	71,211,752		—
Corporate Bonds & Notes(1)	41,274,290	—	41,274,290		—
Foreign Corporate Bonds & Notes	4,472,246	—	4,472,246	(2)	—
Sovereign Bonds	39,222,074	—	39,222,074		—
Common Stocks
Broadcasting	2	—	—		2
Consumer Discretionary	14,641,575	14,641,575	—		—
Energy	4,698,493	4,698,493	—		—
Financial	28,711,678	6,097,427	—		22,614,251
Gaming & Leisure	—	—	—		—	(2)
Healthcare	1,569,600	—	—		1,569,600
Housing	1,214,895	—	—		1,214,895
Industrials	1,531,588	1,531,588	—		—
Information Technology	11,051,868	11,051,868	—		—
Media & Telecommunications	79,147,205	46,782,062	23,880,053		8,485,090	(2)
Real Estate	5	—	—		5	(2)
Real Estate Investment Trust	142,088,097	4,912,996	—		137,175,101
Telecommunications	33,585,346	—	—		33,585,346
Utility	27,691,701	20,280,096	7,411,605		—
Wireless Communications	1,627,581	1,627,581	—		—
Preferred Stocks(1)	137,570,682	—	137,570,682		—
Exchange-Traded Funds	7,102,847	7,102,847	—		—
Warrants(1)
Equity Contracts	—	—	—		—	(2)
Purchased Call Options	5,295,000	5,295,000	—		—

Total Assets	726,949,185	124,021,533	380,404,456		222,523,196

Liabilities
Securities Sold Short(1)	(21,908,891)	(21,908,891)	—		—
Other Financial Instruments
Written Put Options Contracts
Equity Contracts	(14,717,500)	(14,717,500)	—		—

Total Liabilities	(36,626,391)	(36,626,391)	—		—

Total	$690,322,794	$87,395,142	$380,404,456		$222,523,196

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2015	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended September 30, 2015.

	Balance as of December 31, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of September 30, 2015		Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans
Chemicals	$—	$—	$(2,827,197)	$4,282	$748	$187,304	$2,640,878	$(6,015)	$—		$—
Gaming & Leisure	4,596,592	—	—	—	—	(793,935)	318,189	—	4,120,846		(610,769)
Healthcare	2,150,625	—	—	757	(34,057)	47,175	—	(2,164,500)	—		—
Housing	72,857	—	—	—	204,848	(53,990)	—	(223,715)	—	(2)	—
Media & Telecommunications	6,637,538	—	—	—	(2)	(191,199)	208,240	(6,654,577)	—	(2)	—
Telecommunications	—	—	—	(1,205)	11,518	(64,512)	16,264,889	(2,715,318)	13,495,372		(76,782)
Utility	7,883,995	—	(8,649,606)	81,579	—	109,001	575,031	—	—		—
Foreign Denominated or Domiciled
Senior Loans	383,212	—	—	75	(2,178)	177,079	—	(295,500)	262,688		174,976
Foreign Corporate Bonds & Notes
Healthcare	645,151	—	(645,151)	—	—	—	—	—	—		—
Common Stocks
Broadcasting	2,826,747	—	—	—	—	(2,826,745)	—	—	2		(2,826,745)
Financial	7,285,094	8,120,860	—	—	—	(1,229,253)	8,437,550	—	22,614,251		(1,229,253)
Gaming & Leisure	—	—	—	—	—	—	—	—	—	(2)	—
Healthcare	3,429,600	—	—	—	—	(1,860,000)	—	—	1,569,600		(1,860,000)
Housing	1,239,193	—	—	—	—	(24,298)	—	—	1,214,895		(24,298)
Media & Telecommunications	4,085,241	—	—	—	—	(1,742,831)	6,142,680	—	8,485,090	(2)	—
Real Estate	3	—	—	—	—	(2,511,740)	2,511,742	—	5	(2)	(2,511,739)
Real Estate Investment Trust	294,021,630	—	—	—	—	(69,290,930)	464,785,174	(552,340,773)	137,175,101		(69,290,931)
Telecommunications	12,325,733	—	—	—	—	1,995,788	19,263,825	—	33,585,346		1,995,788
Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—	(2)

Total	$347,583,211	$8,120,860	$(12,121,954)	$85,488	$180,877	$(78,073,086)	$521,148,198	$(564,400,398)	$222,523,196		$(76,259,753)

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	This category includes securities with a value of zero.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the nine months ended September 30, 2015, a net amount of $12,121,954 of the Fund’s portfolio investments, respectively, was transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to a decrease in observable pricing inputs as compared to the previous period.

For the nine months ended September 30, 2015, a net amount of $8,120,860 of the Fund’s portfolio investments was transferred from Level 1 to Level 3. Transfers from Level 1 to Level 3 were due to a decrease in observable pricing inputs as compared to the previous period.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2015	NexPoint Credit Strategies Fund

For the three months ended September 30, 2015, there were no other transfers.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

Category	Market Value at 9/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Real Estate Investment Trust	$137,175,101	Income Approach	Capitalization Rates	6% - 9%
		Net Asset Value	N/A	N/A
Common Stock	64,684,694	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	7.1x
			Liquidity Discount	20%
		Weighted Scenarios	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	15%
		Net Asset Value	N/A	N/A
Bank Loans	17,878,906	Third-Party Pricing Vendor	N/A	N/A
		Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
		Adjusted Appraisal	Liquidity Discount	10%
Limited Partnership Units	2,784,495	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	21%

Total	$222,523,196

Significant changes in the unobservable inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolio for the Fund.

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Options

The Fund purchases and writes options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

September 30, 2015	NexPoint Credit Strategies Fund

Transactions in written options for the nine months ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	5,050	$1,296,020
Call Options Written	3,000	427,321
Put Options Written	11,900	8,511,620
Call Options Bought back	(2,000)	(284,881)
Call Options Expired	(1,000)	(142,440)
Put Options Closed	(5,050)	(1,296,020)

Outstanding, September 30, 2015	11,900	$8,511,620

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies for the nine months ended September 30, 2015 is as follows:

The Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2015:

			Market Value
Issuer	Shares at December 31, 2014	Shares at September 30, 2015	December 31, 2014	September 30, 2015	Affiliated Income	Purchases	Sales
Allenby (Common Stocks)	250,912	417,307	$—	$—	$—	$166,395	$
Claymore (Common Stocks)	2,393,814	4,739,161	3	5	—	2,345,347		—
Endurance Business Media, Inc. Class A (Common Stocks)(1)	6,480	6,480	—	—	—	—		—
Freedom REIT (Common Stocks)(2)	15,006,336	25,096,927	278,967,787	67,510,733	11,769,675	84,430,450		—
LLV Holdco, LLC (Common Stocks)(1)	26,870	26,870	—	—	—	—		—
NexPoint Real Estate Capital, REIT (Common Stocks)	1,457,100	5,983,095	15,051,843	69,488,867		48,125,000
NexPoint Residential Trust, Inc., REIT (Common Stocks)(3)	200,000	—	2,000	—	—	—		—
Specialty Finance, Inc. (Common Stocks)(1)	4,762,223	12,819,115	4,630,310	12,362,754	—	—		—

	24,103,735	49,088,955	$298,651,943	$149,362,359	$11,769,675	$135,067,192		$—

(1)	No longer an affiliate as of September 30, 2015.
(2)	Managed by the same Investment Adviser as the Fund.
(3)	No longer held as of September 30, 2015.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2015, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$64,342,568	$399,839,014	$(335,496,446)	$1,062,445,631

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and Principal Accounting Officer

Date:	November 24, 2015